Representations and Warranties Obligations and Corporate Guarantees - Loan Repurchases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
First Lien Mortgages [Member]
Guarantor Obligations [Line Items]
Unpaid Principal Balance	$ 6,042	$ 6,342
Cash Paid for Repurchases	5,093	4,972
Loss	3,372	3,315
Home Equity [Member]
Guarantor Obligations [Line Items]
Unpaid Principal Balance	127	227
Cash Paid for Repurchases	127	232
Loss	113	190
Obligation to Repurchase Receivables Sold [Member]
Guarantor Obligations [Line Items]
Loss	3,485	3,505
Obligation to Repurchase Receivables Sold [Member] | First Lien Mortgages [Member]
Guarantor Obligations [Line Items]
Unpaid Principal Balance	2,713	2,557
Cash Paid for Repurchases	3,067	2,799
Loss	1,346	1,142
Obligation to Repurchase Receivables Sold [Member] | Home Equity [Member]
Guarantor Obligations [Line Items]
Unpaid Principal Balance	28	78
Cash Paid for Repurchases	28	86
Loss	14	44
Indemnification Agreement [Member]
Guarantor Obligations [Line Items]
Cash Paid for Repurchases	5,220	5,204
Indemnification Agreement [Member] | First Lien Mortgages [Member]
Guarantor Obligations [Line Items]
Unpaid Principal Balance	3,329	3,785
Cash Paid for Repurchases	2,026	2,173
Loss	2,026	2,173
Indemnification Agreement [Member] | Home Equity [Member]
Guarantor Obligations [Line Items]
Unpaid Principal Balance	99	149
Cash Paid for Repurchases	99	146
Loss	$ 99	$ 146